Note 8 - Capital Stock and Reserves - Performance Share Units (Details)	12 Months Ended			24 Months Ended
	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Share options, balance	211,300	224,300	232,000	224,300
Weighted average exercise price, balance (in CAD per share)	$ 10.81	$ 12.79	$ 4.79	$ 12.79
Share options, exercised	(36,000)	(13,000)	(186,700)
PSUs redeemed, weighted average grant date fair value (in CAD per share)	$ (3.65)	$ (5.98)	$ (4.56)
Weighted average exercise price, exercised (in CAD per share)	$ 3.65	$ 5.98	$ 4.56
Share options, forfeited	(80,300)	(121,000)	(5,000)
Weighted average exercise price, forfeited (in CAD per share)	$ 9.95	$ 14.67	$ 5
PSUs forfeited/cancelled, share-based payment reserve | $	$ (891,400)	$ (860,158)
Share options, balance	383,800	211,300	224,300	383,800
Weighted average exercise price, balance (in CAD per share)	$ 7.38	$ 10.81	$ 12.79	$ 7.38
Performance Share Units (PSU) [member]
Statement Line Items [Line Items]
Share options, balance		250,000	0	250,000
Balance, vested (in shares) | shares		20,000	0	20,000
Weighted average exercise price, balance (in CAD per share)		$ 14.5	$ 0	$ 14.5
Balance, share-based payment reserve | $		$ 531,122	$ 0	$ 531,122
PSU’s granted			280,000	160,000
PSUs granted, weighted average grant date fair value (in CAD per share)			$ 14.85	$ 9.1
PSUs granted, share-based payment reserve | $			$ 1,063,622	$ 0
PSUs vesting through the year, weighted average grant date fair value (in CAD per share)			$ 17.75	$ 14.5
PSUs vesting through the year, share-based payment reserve | $			$ 0	$ 547,374
Share options, exercised			(30,000)	(20,000)
PSUs redeemed, weighted average grant date fair value (in CAD per share)			$ (17.75)	$ (17.75)
PSUs redeemed, share-based payment reserve | $			$ (532,500)	$ (355,000)
Weighted average exercise price, exercised (in CAD per share)			$ 17.75	$ 17.75
Share options, forfeited				(390,000)
Weighted average exercise price, forfeited (in CAD per share)				$ 10.66
PSUs forfeited/cancelled, share-based payment reserve | $				$ (723,497)
Share options, balance	0		250,000	0
Balance, vested (in shares) | shares	0		20,000	0
Weighted average exercise price, balance (in CAD per share)	$ 0		$ 14.5	$ 0
Balance, share-based payment reserve | $	$ 0		$ 531,122	$ 0